Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
We are providing the following information pursuant to the SEC pay versus performance disclosure requirements set forth in Item 402(v) of SEC Regulation
S-K
(the “Pay Versus Performance Rule”), which requires disclosure of certain information about the relationships between our performance and the compensation of our named executive officers. The following table reports, for the three most-recent fiscal years, the compensation of our Chief Executive Officer and the average compensation of our other non-CEO
named executive officers
(“Non-CEO
Named Executive Officers”), as well as the “Compensation Actually Paid” as calculated in accordance with the Pay Versus Performance Rule and certain performance measures required by the rule. The amounts reported as “Compensation Actually Paid” do not reflect the actual amount of compensation earned by or paid to our Chief Executive Officer or our
Non-CEO
Named Executive Officers and differ from the compensation amounts disclosed elsewhere in this proxy statement. For a discussion of our executive compensation program and philosophy, please refer to our “Compensation Discussion and Analysis” section.

	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1),(3)	Average Summary Compensation Table for Non- CEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (2),(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)	Non-GAAP Net Income ($ Millions) (6)
Year					Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)

2023	$30,348,281	$189,834,854	$18,168,335	$33,308,296	$319	$282	$854	$4,302

2022	$30,219,921	$(160,142,075)	$13,263,125	$(13,362,342)	$140	$134	$1,320	$5,504

2021	$29,498,107	$188,407,046	$7,679,357	$33,054,719	$317	$214	$3,162	$3,435

2020	$27,141,878	$178,372,124	$8,028,525	$33,064,548	$199	$140	$2,490	$1,575

(1)	Amounts reported are for Lisa Su, who served as our Chief Executive Officer during each of the applicable fiscal years.
(2)	Our non-CEO named executive officers (our “Non-CEO Named Executive Officers”) were:

2023	2022	2021	2020

Jean Hu	Devinder Kumar	Devinder Kumar	Devinder Kumar

Devinder Kumar (retired in April 2023)	Darren Grasby	Rick Bergman	Rick Bergman

Philip Guido	Mark Papermaster	Darren Grasby	Darren Grasby

Forrest Norrod	Victor Peng	Mark Papermaster	Mark Papermaster

Victor Peng

(3)
Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the methodology prescribed by the SEC under the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-CEO
Named Executive Officers for fiscal year 2023.

Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	2023
	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table Total	$30,348,281	$18,168,335
Subtract the amounts reported for fiscal 2023 under the Stock Awards and Option Awards columns in the Summary Compensation Table	$(27,686,770)	$(16,148,448)
Add year-end fair value of equity awards granted during fiscal year 2023 that are unvested as of fiscal year end	$42,796,052	$23,926,343
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2023 that are unvested as of year-end	$119,569,569	$5,874,063

Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2023 that vested during fiscal 2023 (from prior year-end to vesting date)	$24,807,722	$2,082,408
Subtract fair value of any awards outstanding as of end of fiscal 2022 that were forfeited during fiscal 2023		$(720,928)
Add, for incremental cost associated with modification of outstanding vested stock options in fiscal 2023		$126,522	(7)
Total Adjustments	$159,486,573	$15,139,961
Compensation Actually Paid	$189,834,854	$33,308,296

For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for stock options, a Black Scholes value as of year-end
or the vesting date(s), as applicable, determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date, and the market price volatility, expected remaining life and risk free rates, each as re-measured
as of the applicable revaluation date, and where applicable, taking into account the incremental fair value, calculated in accordance with ASC Topic 718, of any material modifications that occurred during the fiscal year, and (iii) for unvested PRSUs as of fiscal year-end,
the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of fiscal year-end
under ASC Topic 718, calculated using a Monte-Carlo simulation model and based upon a discounted cash flow analysis of the probability-weighted payoffs of a share-based payment assuming a variety of possible stock price paths and for the 2022 and 2023 PRSUs (see footnotes to Outstanding Equity Awards at 2023 Fiscal
Year-End
table for more information).

(4)
Our total shareholder return is calculated, for each fiscal year, as the cumulative total shareholder return on our common stock from December 29, 2019 (i.e. the first day of our 2020 fiscal year), through the last day of the applicable fiscal year, assuming that $100 was invested beginning December 29, 2019.

(5)
Our peer group is comprised of the component companies of the S&P 500 Index Semiconductor & Semiconductor Equipment Index (the “Peer Index”) for each applicable fiscal year. The total shareholder return for our peer group is calculated, for each fiscal year, as the cumulative total shareholder return of the Peer Index from December 29, 2019 (i.e. the first day of our 2020 fiscal year), through the last day of the applicable fiscal year, assuming that $100 was invested beginning December 29, 2019.

(6)	Reconciliation of GAAP net income to non-GAAP net income (in millions):

Quarter Group	Year Ended
Quarter End Date	December 30, 2023	December 31, 2022	December 25, 2021	December 26, 2020

GAAP net income	$854	$1,320	$3,162	$2,490

Loss on debt redemption/conversion	—	—	7	54

Non-cash interest expense related to convertible debt	—	—	—	6

(Gains) losses on equity investments, net	(1)	62	(56)	—

Stock-based compensation	1,380	1,012	379	274

Equity income in investee	(16)	(14)	(6)	(5)

Acquisition-related and other costs*	262	521	42	14

Amortization of acquired intangible assets	2,811	3,548	—	—

Release of valuation allowance on deferred tax assets	—	—	—	(1,301)

Income tax provision	(988)	(945)	(93)	43

Non-GAAP net income	$4,302	$5,504	$3,435	$1,575

*
Acquisition-related and other costs primarily comprised of transaction costs, purchase price adjustments for inventory, certain compensation charges, contract termination and workforce rebalancing charges.

(7)
The amount reported reflects (a) the incremental fair value, determined in accordance with ASC Topic 718, associated with the extension of the exercise period of Mr. Kumar’s outstanding vested stock options to two years following his termination date pursuant to the terms of his Retirement Transition Agreement with the Company, divided by (b) five (i.e., the number of non-CEO
Named Executive Officers for fiscal 2023).

Company Selected Measure Name	Non-GAAP Net Income
Named Executive Officers, Footnote
(2)	Our non-CEO named executive officers (our “Non-CEO Named Executive Officers”) were:

2023	2022	2021	2020

Jean Hu	Devinder Kumar	Devinder Kumar	Devinder Kumar

Devinder Kumar (retired in April 2023)	Darren Grasby	Rick Bergman	Rick Bergman

Philip Guido	Mark Papermaster	Darren Grasby	Darren Grasby

Forrest Norrod	Victor Peng	Mark Papermaster	Mark Papermaster

Victor Peng

Peer Group Issuers, Footnote	Our peer group is comprised of the component companies of the S&P 500 Index Semiconductor & Semiconductor Equipment Index (the “Peer Index”) for each applicable fiscal year. The total shareholder return for our peer group is calculated, for each fiscal year, as the cumulative total shareholder return of the Peer Index from December 29, 2019 (i.e. the first day of our 2020 fiscal year), through the last day of the applicable fiscal year, assuming that $100 was invested beginning December 29, 2019.
PEO Total Compensation Amount	$ 30,348,281	$ 30,219,921	$ 29,498,107	$ 27,141,878
PEO Actually Paid Compensation Amount	$ 189,834,854	(160,142,075)	188,407,046	178,372,124
Adjustment To PEO Compensation, Footnote
(3)
Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the methodology prescribed by the SEC under the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-CEO
Named Executive Officers for fiscal year 2023.

Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	2023
	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table Total	$30,348,281	$18,168,335
Subtract the amounts reported for fiscal 2023 under the Stock Awards and Option Awards columns in the Summary Compensation Table	$(27,686,770)	$(16,148,448)
Add year-end fair value of equity awards granted during fiscal year 2023 that are unvested as of fiscal year end	$42,796,052	$23,926,343
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2023 that are unvested as of year-end	$119,569,569	$5,874,063

Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2023 that vested during fiscal 2023 (from prior year-end to vesting date)	$24,807,722	$2,082,408
Subtract fair value of any awards outstanding as of end of fiscal 2022 that were forfeited during fiscal 2023		$(720,928)
Add, for incremental cost associated with modification of outstanding vested stock options in fiscal 2023		$126,522	(7)
Total Adjustments	$159,486,573	$15,139,961
Compensation Actually Paid	$189,834,854	$33,308,296

For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for stock options, a Black Scholes value as of year-end
or the vesting date(s), as applicable, determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date, and the market price volatility, expected remaining life and risk free rates, each as re-measured
as of the applicable revaluation date, and where applicable, taking into account the incremental fair value, calculated in accordance with ASC Topic 718, of any material modifications that occurred during the fiscal year, and (iii) for unvested PRSUs as of fiscal year-end,
the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of fiscal year-end
under ASC Topic 718, calculated using a Monte-Carlo simulation model and based upon a discounted cash flow analysis of the probability-weighted payoffs of a share-based payment assuming a variety of possible stock price paths and for the 2022 and 2023 PRSUs (see footnotes to Outstanding Equity Awards at 2023 Fiscal
Year-End
table for more information).

Non-PEO NEO Average Total Compensation Amount	$ 18,168,335	13,263,125	7,679,357	8,028,525
Non-PEO NEO Average Compensation Actually Paid Amount	$ 33,308,296	(13,362,342)	33,054,719	33,064,548
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the methodology prescribed by the SEC under the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-CEO
Named Executive Officers for fiscal year 2023.

Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	2023
	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table Total	$30,348,281	$18,168,335
Subtract the amounts reported for fiscal 2023 under the Stock Awards and Option Awards columns in the Summary Compensation Table	$(27,686,770)	$(16,148,448)
Add year-end fair value of equity awards granted during fiscal year 2023 that are unvested as of fiscal year end	$42,796,052	$23,926,343
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2023 that are unvested as of year-end	$119,569,569	$5,874,063

Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2023 that vested during fiscal 2023 (from prior year-end to vesting date)	$24,807,722	$2,082,408
Subtract fair value of any awards outstanding as of end of fiscal 2022 that were forfeited during fiscal 2023		$(720,928)
Add, for incremental cost associated with modification of outstanding vested stock options in fiscal 2023		$126,522	(7)
Total Adjustments	$159,486,573	$15,139,961
Compensation Actually Paid	$189,834,854	$33,308,296

For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for stock options, a Black Scholes value as of year-end
or the vesting date(s), as applicable, determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date, and the market price volatility, expected remaining life and risk free rates, each as re-measured
as of the applicable revaluation date, and where applicable, taking into account the incremental fair value, calculated in accordance with ASC Topic 718, of any material modifications that occurred during the fiscal year, and (iii) for unvested PRSUs as of fiscal year-end,
the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of fiscal year-end
under ASC Topic 718, calculated using a Monte-Carlo simulation model and based upon a discounted cash flow analysis of the probability-weighted payoffs of a share-based payment assuming a variety of possible stock price paths and for the 2022 and 2023 PRSUs (see footnotes to Outstanding Equity Awards at 2023 Fiscal
Year-End
table for more information).

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and our Total Shareholder Return
Our stock price performance is the predominant factor that determines whether the Compensation Actually Paid to our named executive officers is at, above, or below the amounts reported in our summary compensation tables. The Compensation Actually Paid directly correlates with our total shareholder return (“TSR”) since most of our executive compensation is delivered through long-term equity awards in the form of PRSUs, RSUs, and stock options which vary in value with changes to our stock price. The chart below compares the Compensation Actually Paid during the 2023, 2022, 2021 and 2020 fiscal years to our cumulative TSR since December 29, 2019 (the last day of our 2019 fiscal year), measured as of the last day of each of those fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and our Net Income (GAAP and
Non-GAAP)
GAAP and
non-GAAP
net income are key measures of our overall profitability and can contribute to changes in our stock price, which in turn primarily drives Compensation Actually Paid. We do not use GAAP net income as a financial measure in our executive compensation program, but we use non-GAAP
net income which is derived from our GAAP net income.
Non-GAAP
net income is the primary performance factor for determining cash bonuses under our EIP for each of the covered fiscal years and the growth of our non-GAAP
earnings per share, which is derived from our
non-GAAP
net income, is also a performance measure used to determine the payouts under the annual PRSU awards granted in each of the covered fiscal years.
Between 2020 and 2021, our GAAP and
non-GAAP
net income increased and there was a slight increase in CEO Compensation Actually Paid but a slight decrease in Average Compensation Actually Paid to
Non-CEO
Named Executive Officers. In 2022, GAAP net income and the Compensation Actually Paid decreased while non-GAAP
net income increased. In 2023, our GAAP and
non-GAAP
net income declined as compared to 2022 but there was an increase in Compensation Actually Paid. The decline in 2023 GAAP and non-GAAP
net income are not directly correlated to Compensation Actually Paid in 2023 because Compensation Actually Paid was largely driven by the increase to our stock price as illustrated above.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and our Net Income (GAAP and
Non-GAAP)
GAAP and
non-GAAP
net income are key measures of our overall profitability and can contribute to changes in our stock price, which in turn primarily drives Compensation Actually Paid. We do not use GAAP net income as a financial measure in our executive compensation program, but we use non-GAAP
net income which is derived from our GAAP net income.
Non-GAAP
net income is the primary performance factor for determining cash bonuses under our EIP for each of the covered fiscal years and the growth of our non-GAAP
earnings per share, which is derived from our
non-GAAP
net income, is also a performance measure used to determine the payouts under the annual PRSU awards granted in each of the covered fiscal years.
Between 2020 and 2021, our GAAP and
non-GAAP
net income increased and there was a slight increase in CEO Compensation Actually Paid but a slight decrease in Average Compensation Actually Paid to
Non-CEO
Named Executive Officers. In 2022, GAAP net income and the Compensation Actually Paid decreased while non-GAAP
net income increased. In 2023, our GAAP and
non-GAAP
net income declined as compared to 2022 but there was an increase in Compensation Actually Paid. The decline in 2023 GAAP and non-GAAP
net income are not directly correlated to Compensation Actually Paid in 2023 because Compensation Actually Paid was largely driven by the increase to our stock price as illustrated above.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and our Total Shareholder Return
Our stock price performance is the predominant factor that determines whether the Compensation Actually Paid to our named executive officers is at, above, or below the amounts reported in our summary compensation tables. The Compensation Actually Paid directly correlates with our total shareholder return (“TSR”) since most of our executive compensation is delivered through long-term equity awards in the form of PRSUs, RSUs, and stock options which vary in value with changes to our stock price. The chart below compares the Compensation Actually Paid during the 2023, 2022, 2021 and 2020 fiscal years to our cumulative TSR since December 29, 2019 (the last day of our 2019 fiscal year), measured as of the last day of each of those fiscal years.

Tabular List, Table
Other Relevant Financial Performance Measures
For fiscal 2023, the following other financial performance measures represented the most important financial performance measures used by us to link the compensation actually paid to our Named Executive Officers to our financial performance:

Financial Performance Measures
Revenue
1-Year Total Shareholder Return
Non-GAAP EPS
Free Cash Flow
Non-GAAP Net Income
For a discussion of how these other financial performance measures impacted the compensation actually paid to our Named Executive Officers during fiscal 2023, please see the “Compensation Discussion and Analysis” beginning on page 44.

Total Shareholder Return Amount	$ 319	140	317	199
Peer Group Total Shareholder Return Amount	282	134	214	140
Net Income (Loss)	$ 854,000,000	$ 1,320,000,000	$ 3,162,000,000	$ 2,490,000,000
Company Selected Measure Amount	4,302,000,000	5,504,000,000	3,435,000,000	1,575,000,000
PEO Name	Lisa Su
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	1-Year Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Net Income
Non-GAAP Measure Description
(6)	Reconciliation of GAAP net income to non-GAAP net income (in millions):

Quarter Group	Year Ended
Quarter End Date	December 30, 2023	December 31, 2022	December 25, 2021	December 26, 2020

GAAP net income	$854	$1,320	$3,162	$2,490

Loss on debt redemption/conversion	—	—	7	54

Non-cash interest expense related to convertible debt	—	—	—	6

(Gains) losses on equity investments, net	(1)	62	(56)	—

Stock-based compensation	1,380	1,012	379	274

Equity income in investee	(16)	(14)	(6)	(5)

Acquisition-related and other costs*	262	521	42	14

Amortization of acquired intangible assets	2,811	3,548	—	—

Release of valuation allowance on deferred tax assets	—	—	—	(1,301)

Income tax provision	(988)	(945)	(93)	43

Non-GAAP net income	$4,302	$5,504	$3,435	$1,575

*
Acquisition-related and other costs primarily comprised of transaction costs, purchase price adjustments for inventory, certain compensation charges, contract termination and workforce rebalancing charges.

PEO | The Amounts Reported For Fiscal 2023 Under The Stock Awards And Option Awards Columns [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,686,770)
PEO | year-end fair value of equity awards granted during fiscal year 2023 that are unvested as of fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,796,052
PEO | year-over-year change in fair value of equity awards granted prior to fiscal 2023 that are unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,569,569
PEO | year-over-year change in fair value of equity awards granted prior to fiscal 2023 that vested during fiscal 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,807,722
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,486,573
Non-PEO NEO | The Amounts Reported For Fiscal 2023 Under The Stock Awards And Option Awards Columns [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,148,448)
Non-PEO NEO | year-end fair value of equity awards granted during fiscal year 2023 that are unvested as of fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,926,343
Non-PEO NEO | year-over-year change in fair value of equity awards granted prior to fiscal 2023 that are unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,874,063
Non-PEO NEO | year-over-year change in fair value of equity awards granted prior to fiscal 2023 that vested during fiscal 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,082,408
Non-PEO NEO | fair value of any awards outstanding as of end of fiscal 2022 that were forfeited during fiscal 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(720,928)
Non-PEO NEO | for incremental cost associated with modification of outstanding vested stock options in fiscal 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,522
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,139,961